Board of Directors, Senior Management and Key management personnel (Details Textual) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2020 Employees	Dec. 31, 2019 Employees
Related party disclosures [Line Items]
Key management personnel compensation	$ 22,858	$ 22,598	$ 27,907
Number of employees	126	124		5,507	5,741
Chairman [Member] | Variable compensation [Member] | National currency [Member]
Related party disclosures [Line Items]
Key management personnel compensation, Percentage	0.09%	0.12%
Directors [Member] | Variable compensation [Member] | Local currency [Member]
Related party disclosures [Line Items]
Key management personnel compensation, Percentage	0.045%	0.06%
Directors committee [Member]
Related party disclosures [Line Items]
Key management personnel compensation	$ 4,582	$ 5,168
Directors committee [Member] | Variable compensation [Member] | Local currency [Member]
Related party disclosures [Line Items]
Key management personnel compensation, Percentage	0.015%	0.02%
Health, Safety and Environmental Matters Committee [Member] | Fixed compensation [Member]
Related party disclosures [Line Items]
Key management personnel compensation		$ 100
Corporate Governance Committee [Member] | Fixed compensation [Member]
Related party disclosures [Line Items]
Key management personnel compensation		$ 100